Divestitures and Discontinued Operations (Revenues and Earnings (Losses) of Businesses Included in Discontinued Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Earnings (loss) from discontinued operations net of tax	$ (7.3)	$ (11.4)	$ 3.1
Discontinued Operations, Held-for-sale [Member] | eCas Business Line [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues		3.0	7.3
Earnings (loss) from discontinued operations net of tax		(5.1)	1.2
Discontinued Operations, Disposed of by Sale [Member] | eCas Business Line [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	0.0
Earnings (loss) from discontinued operations net of tax	(3.9)
Discontinued Operations, Disposed of by Sale [Member] | ClearPar [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Earnings (loss) from discontinued operations net of tax	0.0	0.0	16.7
Discontinued Operations, Disposed of by Sale [Member] | Healthcare Benefit Solutions Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Earnings (loss) from discontinued operations net of tax	0.0	0.0	0.1
Discontinued Operations, Disposed of by Sale [Member] | Participacoes Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Earnings (loss) from discontinued operations net of tax	$ (3.4)	$ (6.3)	$ (14.9)